Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of breakdown of the Group's main monetary net assets and liabilities
Currency Exposure / Functional currency	As of December 31, 2018	As of December 31, 2017

U.S. dollar / Argentine Peso	(279,334)	(267,045)
Real / U.S. dollar	-	90,697
Euro / Armenian dram	(29,456)	(50,939)
U.S. dollar / Armenian dram	(27,300)	(30,291)
Euro / U.S. dollar	27,304	1,535
Uruguayan peso / U.S. dollar	(7,745)	(7,455)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings
	At December 31,
	2018	2017
Fixed rate	693,771	738,320
Variable rate	432,887	748,125
	1,126,658	1,486,445

Schedule of aging of trade receivables
			Past due
	Trade Receivables	Not due	0-30 days	30-60 days	60-90 days	90-180 days	> 180 days
At December 31, 2018
Trade receivables – gross carrying amount	144,343	60,977	25,477	6,962	5,141	9,775	36,011
Expected loss rate (*)			4%	10%	25%	22%	58%
Provision for loss allowance	(26,027)	-	(999)	(723)	(1,290)	(2,181)	(20,834)
Trade receivables, net	118,316	60,977	24,478	6,239	3,851	7,594	15,177

			Past due
	Trade Receivables	Not due	0-30 days	30-60 days	60-90 days	90-180 days	> 180 days
At January 1, 2018
Trade receivables – gross carrying amount	146,627	34,926	67,661	12,774	3,343	5,406	22,517
Expected loss rate (*)			2%	2%	10%	22%	61%
Provision for loss allowance	(16,684)	-	(1,106)	(245)	(346)	(1,191)	(13,796)
Trade receivables, net	129,943	34,926	66,555	12,529	2,997	4,215	8,721

(*) Average expected loss rate

Schedule of provision for bad debts
	2018	2017	2016
Balance at January 1 – calculated under IAS 39	(20,549)	(14,551)	(17,782)
Adjustment on adoption of IFRS 9	3,865	-	-
Adjusted balance at January 1, 2018 – calculated under IFRS 9	(16,684)	-	-
Bad debts of the year	(12,748)	(7,672)	(1,976)
Recoveries	3,190	268	2,248
Write off	811	403	2,390
Translation differences and inflation adjustment	(596)	1,003	569
Balance at December 31 (2017 amounts calculated under IAS 39)	(26,027)	(20,549)	(14,551)

Schedule of gains losses recognized in profit or loss in relation to impaired financial assets
	2018	2017 *
Impairment losses
- movement in provision for impairment	(12,748)	(7,672)
Reversal of previous impairment losses	3,190	268
Net impairment losses on financial assets	(9,558)	(7,404)

* In the prior year, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively, to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognized in a separate provision for impairment.

Schedule of capital management
	At December 31,
	2018	2017
Borrowings	1,126,658	1,486,445
Less: Cash and cash equivalents	(244,865)	(221,601)
Net borrowings	881,793	1,264,844
Equity	1,222,697	797,142

Debt ratio	72%	159%

Schedule of financial instruments by category
December 31, 2018	Assets at fair value through profit and loss	Assets at amortized cost	Total
Financial assets as per the statement of financial position
Trade receivables	-	118,316	118,316
Other receivables	-	136,698	136,698
Other financial assets (*)	41,379	45,311	86,690
Cash and cash equivalents	-	244,865	244,865
Total	41,379	545,190	586,569

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	-	1,126,658	1,126,658
Trade payables and other liabilities	-	1,082,799	1,082,799
Total	-	2,209,457	2,209,457

(*) Other financial assets measured at fair value are Level 1 hierarchy.

December 31, 2017	Assets at fair value through profit and loss	Assets at amortized cost	Total
Financial assets as per the statement of financial position
Trade receivables	-	126,078	126,078
Other receivables	-	293,578	293,578
Other financial assets	16,214	26,082	42,296
Cash and cash equivalents	-	221,601	221,601
Total	16,214	667,339	683,553

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	-	1,486,445	1,486,445
Trade payables and other liabilities	-	1,198,562	1,198,562
Total	-	2,685,007	2,685,007